Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Equity Funds (Invesco Equity Funds)
Entity Central Index Key	0000105377
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000120713 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R6
Trading Symbol	CHFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R6)	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.96%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R6)	19.96%	15.77%	11.66%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000021943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R5
Trading Symbol	CHTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R5)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 19.82%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R5)	19.82%	15.68%	11.58%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000069441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class Y
Trading Symbol	CHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class Y)	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.82%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class Y)	19.82%	15.66%	11.53%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000081511 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class S
Trading Symbol	CHRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class S)	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class S shares of the Fund returned 19.69%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class S)	19.69%	15.50%	11.36%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000000680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R
Trading Symbol	CHRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class R)	$138	1.26%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 19.22%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class R)	19.22%	15.09%	10.97%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000000679 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class C
Trading Symbol	CHTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class C)	$192	1.76%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 18.64%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class C) —including sales charge	17.64%	14.51%	10.58%
Invesco Charter Fund (Class C) —excluding sales charge	18.64%	14.51%	10.58%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000000677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class A
Trading Symbol	CHTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Charter Fund (Class A)	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 19.53%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, health care and consumer staples sectors. Stronger stock selection in the industrials, materials and communication services sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
Howmet Aerospace, Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.
UnitedHealth Group, Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Charter Fund (Class A) —including sales charge	12.98%	14.08%	10.62%
Invesco Charter Fund (Class A) —excluding sales charge	19.53%	15.38%	11.25%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,768,237,540
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 21,773,165
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,768,237,540
Total number of portfolio holdings	72
Total advisory fees paid	$21,773,165
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.46%
Microsoft Corp.	7.79%
Alphabet, Inc., Class A	6.80%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.57%
Broadcom, Inc.	3.25%
JPMorgan Chase & Co.	2.81%
Meta Platforms, Inc., Class A	2.74%
Eli Lilly and Co.	1.69%
Walmart, Inc.	1.64%
* Excluding money market fund holdings, if any.

C000000691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class A
Trading Symbol	LCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class A)	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 10.98%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class A) —including sales charge	4.89%	11.61%	7.82%
Invesco Diversified Dividend Fund (Class A) —excluding sales charge	10.98%	12.89%	8.43%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class C
Trading Symbol	LCEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class C)	$166	1.58%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 10.16%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class C) —including sales charge	9.17%	12.05%	7.78%
Invesco Diversified Dividend Fund (Class C) —excluding sales charge	10.16%	12.05%	7.78%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R
Trading Symbol	DDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R)	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 10.65%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R)	10.65%	12.60%	8.16%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000069443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class Y
Trading Symbol	LCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class Y)	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 11.32%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class Y)	11.32%	13.18%	8.71%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000029595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Investor Class
Trading Symbol	LCEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Investor Class)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Investor Class shares of the Fund returned 11.05%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Investor Class)	11.05%	12.99%	8.52%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000021945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R5
Trading Symbol	DDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R5)	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 11.25%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R5)	11.25%	13.21%	8.75%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120714 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R6
Trading Symbol	LCEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Diversified Dividend Fund (Class R6)	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 11.34%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 11.15%.
What contributed to performance?
JPMorgan Chase & Co. | JPMorgan’s strong performance was fueled by record trading and investment banking revenue, resilient consumer banking, strategic rate management and shareholder-friendly actions. JPMorgan's diversified model and strong capital ratios positioned it as a standout in a volatile macro environment.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence. We sold the holding during the fiscal year.
Comcast Corp. | Comcast’s weak performance was driven by accelerating broadband and video subscriber losses, competitive pressure from fiber and 5G and pricing missteps, partially offset by wireless growth and narrowing streaming losses. Structural challenges in its core connectivity business overshadowed incremental gains in theme parks and content, raising investor's concerns. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Diversified Dividend Fund (Class R6)	11.34%	13.28%	8.84%
Russell 1000® Value Index	11.15%	14.28%	9.97%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,518,663,310
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 43,999,769
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$10,518,663,310
Total number of portfolio holdings	80
Total advisory fees paid	$43,999,769
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.50%
Alphabet, Inc., Class A	2.70%
Lowe's Cos., Inc.	2.65%
Johnson & Johnson	2.62%
Bank of America Corp.	2.57%
Walmart, Inc.	2.55%
Microsoft Corp.	2.52%
Chevron Corp.	2.42%
Wells Fargo & Co.	2.33%
Cisco Systems, Inc.	2.32%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies to reflect that the Fund adopted a policy to invest at least 80% of its net assets in common stocks of companies which pay dividends, and in other instruments that have economic characteristics similar to such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188847 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R6
Trading Symbol	SMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R6)	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 26.18%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R6)	26.18%	13.80%	15.26%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000069445 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R5
Trading Symbol	SMITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class R5)	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 26.21%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R5)	26.21%	13.75%	15.27%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000069444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class Y
Trading Symbol	ASMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class Y)	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 26.12%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class Y)	26.12%	13.76%	15.26%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000081512 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class S
Trading Symbol	SMMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class S)	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class S shares of the Fund returned 25.93%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class S)	25.93%	13.59%	15.10%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000265798 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R
Trading Symbol	SMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R)	$11	1.22%
▼	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	1.22%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 25.48%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class R)	25.48%	13.19%	14.69%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	Sep. 30, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000063686 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class P
Trading Symbol	SMMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class P)	$93	0.82%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class P shares of the Fund returned 26.02%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class P)	26.02%	13.65%	15.15%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000063685 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class C
Trading Symbol	CSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class C)	$193	1.72%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 24.86%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class C) —including sales charge	23.86%	12.63%	14.29%
Invesco Summit Fund (Class C) —excluding sales charge	24.86%	12.63%	14.29%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000063683 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class A
Trading Symbol	ASMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Summit Fund (Class A)	$110	0.97%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US large-cap growth equities posted robust gains, buoyed by continued enthusiasm for artificial intelligence (AI) and other secular growth themes, as well as a supportive macroeconomic backdrop marked by easing interest rates and resilient consumer spending.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 25.81%. For the same time period, the Russell 1000® Growth Index (the "Benchmark”) returned 30.52%. The Fund’s underperformance relative to the Benchmark was primarily driven by sector positioning and stock selection in the financials, communication services and materials sectors. An underweight exposure in the information technology and consumer discretionary sectors, as well as minimal ancillary cash, also detracted from relative performance. These results were partially offset by stock selection in industrials, health care and energy sectors.
What contributed to performance?
NVIDIA Corp. | NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs) with sustainable demand to support the proliferation of the AI industry. NVIDIA's most advanced GPU, the Blackwell B100, is already sold out until the end of 2025.
Broadcom Inc. | Broadcom is strongly positioned in AI chips, particularly those optimized for inference workloads. As inference adoption accelerates across AI applications, Broadcom’s leadership in this segment underscores its critical role in enabling next-generation AI infrastructure.
Microsoft Corp. | Microsoft is strongly positioned in cloud and AI, with Azure workloads surging 39% year-over-year, well ahead of consensus. As enterprises accelerate their AI adoption, Microsoft’s leadership—powered by NVIDIA GPUs, its partnership with OpenAI, and growing CoPilot monetization—underscores its critical role in enabling next-generation AI-driven infrastructure.
What detracted from performance?
Monday.com Ltd. | Monday.com faced mixed dynamics during the period. While enterprise demand remains strong and its move upmarket is progressing, new customer growth came under pressure following Google’s algorithm changes. The company’s AI-powered tools like Magic and Sidekick are helping optimize marketing spend, but projected 2025 growth of 26% fell short of prior estimates. The Fund's investment team sold the position during the period.
Trade Desk, Inc. | Trade Desk is a leading independent demand-side platform in digital advertising, focused on the open internet and AI-driven solutions. While the company maintains a strong market position, challenges around the transition to its Kokai platform and salesforce reorganization, along with share loss to competitors, persisted. The Fund's investment team sold the position during the period.
KKR & Co. Inc. | KKR & Co. is a global investment firm that has diversified sharply away from US private equity. While earnings growth has remained strong, alternatives have not been rewarded for strong results and progress on expanding 401(k) access to alternatives remains a long-term initiative. The Fund's investment team reduced the position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Summit Fund (Class A) —including sales charge	18.89%	12.20%	14.33%
Invesco Summit Fund (Class A) —excluding sales charge	25.81%	13.47%	14.97%
Russell 1000® Growth Index	30.52%	19.24%	18.28%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,900,984,569
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 22,171,068
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,900,984,569
Total number of portfolio holdings	67
Total advisory fees paid	$22,171,068
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	13.62%
Microsoft Corp.	7.90%
Amazon.com, Inc.	6.62%
Broadcom, Inc.	5.41%
Alphabet, Inc., Class C	5.39%
Meta Platforms, Inc., Class A	4.51%
Apple, Inc.	3.78%
AppLovin Corp., Class A	2.98%
Tesla, Inc.	2.75%
Arista Networks, Inc.	2.57%
* Excluding money market fund holdings, if any.

C000209248 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class A
Trading Symbol	OMSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class A)	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 22.70%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class A) —including sales charge	15.94%	15.97%	12.61%
Invesco Main Street All Cap Fund® (Class A) —excluding sales charge	22.70%	17.29%	13.25%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,708,034,575
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,814,391
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.

C000209247 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class C
Trading Symbol	OMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class C)	$198	1.79%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 21.74%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class C) —including sales charge	20.74%	16.41%	12.58%
Invesco Main Street All Cap Fund® (Class C) —excluding sales charge	21.74%	16.41%	12.58%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,708,034,575
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,814,391
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.

C000209246 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R
Trading Symbol	OMSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R)	$143	1.29%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 22.32%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R)	22.32%	17.00%	12.97%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,708,034,575
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,814,391
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.

C000209245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class Y
Trading Symbol	OMSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class Y)	$88	0.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 22.97%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class Y)	22.97%	17.58%	13.53%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,708,034,575
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,814,391
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.

C000209244 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R5
Trading Symbol	MSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R5)	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 23.05%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R5)	23.05%	17.67%	13.49%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,708,034,575
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,814,391
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.

C000209243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R6
Trading Symbol	IOAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street All Cap Fund® (Class R6)	$79	0.71%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 23.07%. For the same time period, the Russell 3000® Index (the "Benchmark") returned 20.81%. The Fund outperformed the Benchmark mainly as a result of stock selection in the industrials, information technology and communication services sectors. Weaker stock selection in the health care, consumer staples and energy sectors partially offset these results.
What contributed to performance?
Alphabet, Inc. | Alphabet's performance was driven primarily by strong demand within its digital advertisement businesses. Alphabet's performance was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions.
Howmet Aerospace Inc. | Howmet Aerospace manufactures advanced metal products for the aerospace and defense industries. The company reported earnings that beat expectations, driven by strength in its commercial aerospace segment.
What detracted from performance?
UnitedHealth Group Inc. | UnitedHealth Group declined as it faced various internal and external challenges that weighed on its stock price during the fiscal year.
BellRing Brands, Inc. | BellRing Brands is a consumer products company whose offerings include high protein beverages and supplements. Sales decelerated in the first half of 2025, while competitive pressures in the protein shake category increased.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street All Cap Fund® (Class R6)	23.07%	17.69%	13.50%
Russell 3000® Index	20.81%	16.74%	14.08%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 1,708,034,575
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 9,814,391
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$1,708,034,575
Total number of portfolio holdings	83
Total advisory fees paid	$9,814,391
Portfolio turnover rate	44%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.51%
Alphabet, Inc., Class A	7.65%
Microsoft Corp.	7.55%
Apple, Inc.	5.66%
Amazon.com, Inc.	4.76%
Broadcom, Inc.	3.54%
Meta Platforms, Inc., Class A	3.28%
JPMorgan Chase & Co.	2.98%
Walmart, Inc.	1.60%
Mastercard, Inc., Class A	1.54%
* Excluding money market fund holdings, if any.

C000209264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R6
Trading Symbol	OMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R6)	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 19.30%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R6)	19.30%	15.74%	12.84%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,721,930,563
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 48,100,225
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.

C000209260 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R5
Trading Symbol	MSJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R5)	$54	0.49%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 19.30%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R5)	19.30%	15.75%	12.67%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,721,930,563
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 48,100,225
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.

C000209258 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class Y
Trading Symbol	MIGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class Y)	$61	0.56%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 19.23%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class Y)	19.23%	15.65%	12.70%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,721,930,563
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 48,100,225
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.

C000209256 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R
Trading Symbol	OMGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class R)	$116	1.06%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 18.65%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class R)	18.65%	15.08%	12.14%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,721,930,563
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 48,100,225
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.

C000209253 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class C
Trading Symbol	MIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class C)	$170	1.56%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charge, returned 18.04%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class C) —including sales charge	17.05%	14.50%	11.76%
Invesco Main Street Fund® (Class C) —excluding sales charge	18.04%	14.50%	11.76%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,721,930,563
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 48,100,225
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.

C000209266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class A
Trading Symbol	MSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Main Street Fund® (Class A)	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US equities reached record highs despite volatility driven by enthusiasm for artificial intelligence (AI), easing trade concerns and the Federal Reserve's move to cut interest rates.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charge, returned 18.96%. For the same time period, the S&P 500® Index (the "Benchmark") returned 21.45%. The Fund underperformed the Benchmark mainly as a result of stock selection in the information technology, financials and health care sectors. Stronger stock selection in the industrials, materials and consumer staples sectors partially offset these results.
What contributed to performance?
Oracle Corp. | Oracle delivered results that reflected surging demand for its cloud infrastructure and strong traction among large enterprise and sovereign clients, reinforcing its position as a heavyweight in the growing, AI-driven computing infrastructure market.
General Electric Co. (GE) | GE saw strong demand in its commercial and military aviation segments and announced several large order commitments during the fiscal year. GE also benefited from elongated aircraft engine lifespans, which support revenue in the company’s maintenance and service segment where profit margins are high.
What detracted from performance?
Fiserv, Inc. | Fiserv reported earnings that showed a slowdown in its credit card processing volumes, which appeared to disappoint investors after several years of solid growth and market share gains for its Clover credit card processing platform. We sold the holding during the period.
Cooper Cos., Inc. (The) | Cooper is a global medical devices company which declined as it faced softer demand and increased competitive pressures in its contact lens business segment. We sold the holding during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Main Street Fund® (Class A) —including sales charge	12.42%	14.09%	11.81%
Invesco Main Street Fund® (Class A) —excluding sales charge	18.96%	15.39%	12.45%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 11,721,930,563
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 48,100,225
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$11,721,930,563
Total number of portfolio holdings	70
Total advisory fees paid	$48,100,225
Portfolio turnover rate	45%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.63%
Microsoft Corp.	8.57%
Alphabet, Inc., Class A	6.73%
Apple, Inc.	6.61%
Amazon.com, Inc.	4.91%
Broadcom, Inc.	3.49%
Meta Platforms, Inc., Class A	3.07%
JPMorgan Chase & Co.	2.80%
Mastercard, Inc., Class A	1.84%
Eli Lilly and Co.	1.78%
* Excluding money market fund holdings, if any.

C000209276 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class A
Trading Symbol	OARDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class A)	$105	0.96%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class A shares of the Fund, excluding sales charges, returned 17.72%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class A) —including sales charge	11.26%	14.15%	10.99%
Invesco Rising Dividends Fund (Class A) —excluding sales charge	17.72%	15.44%	11.62%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,432,795,185
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 18,764,810
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.

C000209268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class C
Trading Symbol	OCRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class C)	$185	1.71%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class C shares of the Fund, excluding sales charges, returned 16.81%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class C) —including sales charge	15.81%	14.58%	10.95%
Invesco Rising Dividends Fund (Class C) —excluding sales charge	16.81%	14.58%	10.95%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,432,795,185
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 18,764,810
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.

C000209270 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R
Trading Symbol	ONRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R)	$132	1.21%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R shares of the Fund returned 17.48%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R)	17.48%	15.17%	11.34%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,432,795,185
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 18,764,810
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.

C000209271 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class Y
Trading Symbol	OYRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class Y)	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class Y shares of the Fund returned 18.02%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class Y)	18.02%	15.74%	11.89%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,432,795,185
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 18,764,810
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.

C000209272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R5
Trading Symbol	RSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R5)	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R5 shares of the Fund returned 18.12%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R5)	18.12%	15.84%	11.87%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,432,795,185
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 18,764,810
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.

C000209273 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R6
Trading Symbol	OIRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rising Dividends Fund (Class R6)	$70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended October 31, 2025, US markets experienced significant volatility driven by political developments, tariff-related uncertainties and shifting Federal Reserve policies, with strong rallies fueled by optimism around artificial intelligence (AI) and resilient economic growth tempered by inflation and geopolitical risks. Despite intermittent corrections and economic slowdowns, equities ended the period near record highs, supported by robust corporate earnings and accommodative monetary policy.
• For the fiscal year ended October 31, 2025, Class R6 shares of the Fund returned 18.14%. For the same time period, the Russell 1000® Index (the "Benchmark") returned 21.14%. The Fund underperformed the Benchmark primarily due to weaker stock selection in the consumer discretionary sector. These results were partially offset by strong stock selection in the financials sector.
What contributed to performance?
Broadcom, Inc.  | Broadcom’s strong performance during the fiscal year was driven by explosive AI semiconductor growth, strategic hyperscale partnerships and robust financial execution, complemented by VMware’s stable software revenue and strong shareholder returns. Its positioning as a key enabler of AI infrastructure made it one of the standout performers in technology during the fiscal year.
Alphabet, Inc. | Alphabet’s rally during the fiscal year was powered by AI-led innovation, cloud growth and resilient advertising, combined with strong financial execution and shareholder-friendly actions. These factors, among others, positioned Alphabet as a leading AI and cloud player, driving investor optimism despite macro volatility.
What detracted from performance?
Accenture plc | Accenture’s stock price fell due to declining bookings, government contract headwinds, soft discretionary information technology spending and margin pressure from restructuring, despite solid revenue and earnings per share growth. Investor focus shifted to forward-looking indicators and cautious fiscal year 2026 guidance amplified concerns about near-term growth. We sold the holding during the fiscal year.
UnitedHealth Group, Inc. | UnitedHealth Group’s decline during the fiscal year was driven by cost overruns, pricing missteps and regulatory uncertainty, compounded by leadership changes and strategic pullbacks. While revenue growth remained strong, profitability collapsed under elevated cost of care trends and compliance pressures, eroding investor confidence.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rising Dividends Fund (Class R6)	18.14%	15.83%	12.04%
Russell 1000® Index	21.14%	17.05%	14.39%
S&P 500® Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,432,795,185
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 18,764,810
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of October 31, 2025)
Fund net assets	$3,432,795,185
Total number of portfolio holdings	71
Total advisory fees paid	$18,764,810
Portfolio turnover rate	34%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of October 31, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.69%
Alphabet, Inc., Class A	6.29%
NVIDIA Corp.	6.12%
Apple, Inc.	5.33%
Broadcom, Inc.	3.91%
JPMorgan Chase & Co.	2.91%
Meta Platforms, Inc., Class A	2.46%
Visa, Inc., Class A	1.94%
Walmart, Inc.	1.77%
Eli Lilly and Co.	1.60%
* Excluding money market fund holdings, if any.

[1]	For the period September 30, 2025 (commencement of operations) to October 31, 2025. Expenses for a full reporting period would be higher.
[2]	Annualized.